Schedule of Amounts Charged by Maritime Included in the Accompanying Consolidated Statements of Comprehensive Income (Details) - USD ($) $ in Thousands				12 Months Ended
	Jan. 01, 2025	Jan. 01, 2024	Jan. 01, 2023	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Related Party Transaction [Line Items]
Ship-management Fees				$ 1,384	$ 1,177	$ 728
Administration Fees	$ 391	$ 381	$ 368
Total				14,243	13,367	11,623
Related Party [Member]
Related Party Transaction [Line Items]
Charter hire commissions				486	644	575
Ship-management Fees				1,384	1,177	728
Administration Fees				2,036	1,958	1,812
Total				$ 3,906	$ 3,779	$ 3,115